Analysis Age of Recorded Investment in Financing Receivables that Past Due (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due		¥ 41,081	¥ 53,030
60-89 days past due		24,211	30,543
90 days or more past due		140,408	152,632
Total past due		205,700	236,205
Current		78,005,991	73,387,335
Total	[1]	78,211,691	73,623,540
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due		40,983	52,943
60-89 days past due		24,164	30,520
90 days or more past due		125,582	141,697
Total past due		190,729	225,160
Current		53,819,162	54,713,147
Total		54,009,891	54,938,307
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due		1,407	2,834
60-89 days past due		179	2,193
90 days or more past due		10,451	14,452
Total past due		12,037	19,479
Current		8,212,324	8,006,453
Total		8,224,361	8,025,932
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due		2,386	5,412
60-89 days past due		2,360	3,440
90 days or more past due		46,142	44,852
Total past due		50,888	53,704
Current		7,302,938	7,150,890
Total		7,353,826	7,204,594
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due		1,628	2,185
60-89 days past due		650	1,235
90 days or more past due		7,626	10,304
Total past due		9,904	13,724
Current		4,263,064	3,943,018
Total		4,272,968	3,956,742
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due		3,000	3,205
60-89 days past due		2,250	4,561
90 days or more past due		11,196	12,180
Total past due		16,446	19,946
Current		5,570,087	5,330,761
Total		5,586,533	5,350,707
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due		169	832
60-89 days past due		3,122	573
90 days or more past due		2,866	3,265
Total past due		6,157	4,670
Current		3,150,698	3,242,724
Total		3,156,855	3,247,394
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due		333
60-89 days past due			1
90 days or more past due		12	5
Total past due		345	6
Current		3,852,475	3,460,141
Total		3,852,820	3,460,147
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		4,611,900	6,734,451
Total		4,611,900	6,734,451
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due			9
60-89 days past due		7	29
90 days or more past due		979	34
Total past due		986	72
Current		5,078,936	4,983,749
Total	[2]	5,079,922	4,983,821
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due		32,060	38,466
60-89 days past due		15,596	18,488
90 days or more past due		46,310	56,605
Total past due		93,966	113,559
Current		11,776,740	11,860,960
Total		11,870,706	11,974,519
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due		98	87
60-89 days past due		47	23
90 days or more past due		14,826	10,935
Total past due		14,971	11,045
Current		24,186,829	18,674,188
Total		24,201,800	18,685,233
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		6,077,144	4,610,141
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		¥ 1,010,704	¥ 883,004

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and Other of foreign include trade receivables and lease receivables of consolidated VIEs.